OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Liabilities
OTHER LIABILITIES

23)	OTHER LIABILITIES

a)	Other liabilities

	R$ thousands
	On December 31, 2022	On December 31, 2021
Other financial liabilities	92,556,433	86,407,304
Credit card transactions (1)	33,097,889	27,368,218
Foreign exchange transactions (2)	37,404,746	36,784,241
Loan assignment obligations	4,484,288	5,199,819
Capitalization bonds	9,134,099	8,400,640
Securities trading	3,838,999	3,992,900
Lease liabilities (Note 23b)	4,596,412	4,661,486

Other liabilities	41,052,291	35,683,882
Third party funds in transit (3)	7,750,360	7,831,919
Provision for payments	11,527,472	9,065,571
Sundry creditors	4,780,536	4,389,071
Social and statutory	5,570,334	504,418
Other taxes payable	2,309,741	2,535,903
Liabilities for acquisition of assets and rights	822,479	1,375,489
Other	8,291,369	9,981,511
Total	133,608,724	122,091,186
(1)	Refers to amounts payable to merchants;
(2)	Primarily refers to Bradesco’s sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations; and
(3)	Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.

b)	Lease liabilities

R$ thousands
Closing balance on December 31, 2020	5,093,143
Remeasurement and new contracts	776,400
Payments	(1,685,513)
Appropriation of financial charges	462,399
Foreign exchange variation	15,057
Closing balance on December 31, 2021	4,661,486

Closing balance on December 31, 2021	4,661,486
Remeasurement and new contracts	1,064,802
Payments	(1,916,000)
Appropriation of financial charges	804,378
Foreign exchange variation	(18,254)
Closing balance on December 31, 2022	4,596,412

Maturity of the leases

The maturity of these financial liabilities as of December 31, 2022 is divided as follows: R$1,003,263 thousand up to one year (R$977,027 thousand up to 1 year in 2021), R$3,471,865 thousand between 1 and 5 years (R$3,329,764 thousand between one to five years in 2021) and R$625,974 thousand over 5 years (R$828,633 thousand for more than five years as of December 31, 2021).

Impacts on the statement of income

The impact on the income for the year ended December 31, 2022 was: “Expenses of depreciation” – R$745,280 thousand (R$725,690 thousand in the year ended December 31, 2021), “Interest and similar expenses” – R$804,378 thousand (R$462,399 thousand in the year ended December 31, 2021) and “Expenses of the foreign exchange variation” – R$18,254 thousand (R$15,057 thousand in the year ended December 31, 2021).

Expenses for the year ended December 31, 2022 with short-term contracts were R$386 thousand (R$1,440 thousand in the year ended December 31, 2021).